Income Tax (Tables)	6 Months Ended
Jun. 30, 2020
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
	(in thousands)		(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	1,289	1,116	2,604	2,123
In respect of current period U.S.	(1)	(1)	(1)	(2)

	1,288	1,115	2,603	2,121
Deferred tax:
In respect of current period U.S.	(5)	(7)	(9)	(13)
In respect of prior period U.S.	—	—	(1)	—

Income tax credit	1,283	1,108	2,593	2,108

	June 30, 2020	December 31, 2019
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	6,928	8,477
U.S. tax	4	4

	6,932	8,481

Deferred tax asset
U.S. deferred tax asset	40	46